Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
BALANCE AT DECEMBER 31, 2009 at Dec. 31, 2009	$ 3,760,557	$ 14,659,661	$ 38,343,134	$ 2,359,821	$ (4,844,068)	$ 54,279,105
Comprehensive income:
Net income			2,807,682			2,807,682
Change in unrealized gain on available-for-sale securities, net of income taxes				(549,137)		(549,137)
Total comprehensive income						2,258,545
Sale of treasury shares		339			17,172	17,511
Cash dividends declared			(1,550,098)			(1,550,098)
Balance at Dec. 31, 2010	3,760,557	14,660,000	39,600,718	1,810,684	(4,826,896)	55,005,063
Comprehensive income:
Net income			2,942,645			2,942,645
Change in unrealized gain on available-for-sale securities, net of income taxes				1,787,347		1,787,347
Total comprehensive income						4,729,992
Sale of treasury shares		579			12,080	12,659
Balance at Dec. 31, 2011	3,760,557	14,660,579	42,543,363	3,598,031	(4,814,816)	59,747,714
Comprehensive income:
Net income			4,484,817			4,484,817
Change in unrealized gain on available-for-sale securities, net of income taxes				99,332		99,332
Total comprehensive income						4,584,149
Sale of treasury shares		1,085			9,572	10,657
Cash dividends declared			(172,315)			(172,315)
Balance at Dec. 31, 2012	$ 3,760,557	$ 14,661,664	$ 46,855,865	$ 3,697,363	$ (4,805,244)	$ 64,170,205